Goodwill and Intangible Assets	3 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
The changes in the carrying value of goodwill are as follows:

Goodwill balance, September 30, 2021	$13,271
Adjustment(1)	57
Goodwill balance, December 31, 2021	$13,328
__________
(1) Represents a measurement period adjustment made during the three months ended December 31, 2021. On September 15, 2021, the Company acquired 100% of the equity interests in Trinity Air Medical Inc. (“Trinity”), a nationwide, multi-modal organ logistics and transportation company. Trinity is a wholly-owned subsidiary of the Company and the results of Trinity for the period since September 16, 2021 are included in the MediMobility Organ Transport and Jet line of business. At the time of acquisition, the Company recognized an asset for goodwill, determined as the excess of the purchase price over the net fair value of the assets acquired and liabilities assumed, that amounted to $13,271.

Purchase of Exclusive Rights to Helijet’s Scheduled Passenger Routes in Canada
On November 30, 2021, the Company through its wholly-owned subsidiaries Blade Urban Air Mobility, Inc. and Blade Urban Air Mobility (Canada) Inc. entered into an agreement with Helijet International, Inc. ("Helijet"), a British Columbia-based aviation solutions company and with Pacific Heliport Services Ltd. (“PHS”), a wholly-owned subsidiary of Helijet. Pursuant to this agreement, Blade has acquired exclusive rights to offer scheduled helicopter flights operated by Helijet and to utilize passenger terminals at heliports controlled by PHS, for cash consideration of $12,000. The Agreement has an initial term of five years and will be automatically renewed for successive 2-year periods. Flights revenue generated through those exclusive rights are included in the Short Distance line of business.

This transaction was accounted for as an asset acquisition under ASC 350, Intangibles—Goodwill and Other, per which the Company capitalized the consideration paid of $12,000 and related transaction costs incurred of $357 as an intangible asset. The Company began amortizing the intangible over 5-year useful life, in line with the agreement’s initial term.
The following table presents information about the Company's intangible assets as of:

		December 31, 2021			September 30, 2021
	Estimated Useful Life	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Exclusive rights to Helijet’s scheduled passenger routes in Canada	5 years	$12,357	$(206)	$12,151	$—	$—	$—
Customer list	5-10 years	11,542	(957)	10,585	11,542	(645)	10,897
Domain name	Indefinite	504	—	504	504	—	504
Trademarks	6-10 years	1,006	(51)	955	1,006	(9)	997
Developed technology	3 years	250	(24)	226	250	(4)	246
Total		$25,659	$(1,238)	$24,421	$13,302	$(658)	$12,644
For the three months ended December 31, 2021 and 2020, amortization of its finite-lived intangible assets was $580 and $47, respectively.
As of December 31, 2021, the estimated amortization expense of its finite-lived intangible assets for each of the next five years are as follows:

For the Year Ended December 31,
2022	$3,972
2023	3,888
2024	3,759
2025	3,700
2026	3,494